Subsequent events (Tables)	12 Months Ended
Mar. 31, 2024
Text Block1 [Abstract]
Summary of number of shares to be increased by stock split
2.	Number of shares to be increased by Stock Split

(i) Total number of issued shares before stock split:	1,248,619,589 shares
(ii) Number of shares to be increased by stock split:	4,994,478,356 shares
(iii) Total number of issued shares following stock split:	6,243,097,945 shares
(iv) Total number of authorized shares following stock split:	18,000,000,000 shares

*
Total number of issued shares shown above is based on the total number of issued shares as of April 30, 2024, and may increase by the record date of the stock split due to the exercise of stock acquisition rights.

Schedule of stock split
3.	Schedule of Stock Split

(i) Public notice of record date:	September 13, 2024
(ii) Record date:	September 30, 2024
(iii) Effective date:	October 1, 2024

Summary of impact on per share information
Per share information assuming that the stock split was implemented at the beginning of the fiscal year ended March 31, 2022, would be as follows.

	Yen
	Fiscal year ended March 31
	2022	2023	2024

Basic net income attributable to Sony Group Corporation’s stockholders per share	142.37	162.71	157.66
Diluted net income attributable to Sony Group Corporation’s stockholders per share	141.03	161.97	157.14